Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (Unaudited)
Revenue from mining operations	$ 33,385	$ 21,042	$ 99,605	$ 61,683
Cost of sales	18,553	11,137	48,384	30,992
Mine operating income	14,832	9,905	51,221	30,691
OPERATING EXPENSES
General and administrative expenses	2,044	1,832	7,359	5,928
Share-based payments	837	1,165	3,177	2,847
Income before other items	11,951	6,908	40,685	21,916
Other items
Interest and other income	1,388	342	3,449	675
Gain (loss) on long-term investments	(224)	2,383	(662)	2,746
Unrealized gain (loss) on derivatives	(1,153)	86	(1,837)	2,000
Foreign exchange gain (loss)	564	1,139	6,234	(391)
Finance cost	(104)	(69)	(435)	(78)
Accretion of reclamation provision	(70)	(56)	(204)	(156)
Interest expense	(159)	(27)	(403)	(218)
Other expenses	0	0	0	(421)
Income before income taxes	12,193	10,706	46,827	26,073
INCOME TAXES
Current income tax expense	(4,265)	(3,333)	(15,554)	(8,426)
Deferred income tax recovery (expense)	(1,825)	329	1,642	(1,464)
Income tax expense	(6,090)	(3,004)	(13,912)	(9,890)
Net income	6,103	7,702	32,915	16,183
OTHER COMPREHENSIVE INCOME (LOSS)
Currency translation differences	257	(1,075)	(5,124)	439
Total comprehensive income	$ 6,360	$ 6,627	$ 27,791	$ 16,622
INCOME PER SHARE
Basic	$ 0.04	$ 0.05	$ 0.19	$ 0.11
Diluted	$ 0.03	$ 0.05	$ 0.19	$ 0.10
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic	169,853,347	147,988,156	168,819,803	144,682,370
Diluted	174,526,584	157,140,213	173,906,102	154,716,640